Asset Impairment And Exit Costs (Schedule Of Asset Impairment And Exit Costs) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring Cost and Reserve [Line Items]
Separation programs									$ 63	$ 27	$ 29
Contract termination charges									12	20
Asset impairment charges									34
Asset impairment and exit costs	49	43	1	16	27	20			109	47	29
European Union [Member]
Restructuring Cost and Reserve [Line Items]
Separation programs									35	27	29
Asset impairment charges									10
Eastern Europe, Middle East & Africa [Member]
Restructuring Cost and Reserve [Line Items]
Separation programs									6
Contract termination charges		12							12
Asset impairment charges									7
Asia [Member]
Restructuring Cost and Reserve [Line Items]
Separation programs									7
Contract termination charges										20
Asset impairment charges									8
Latin America & Canada [Member]
Restructuring Cost and Reserve [Line Items]
Separation programs									15
Asset impairment charges									$ 9